ASSETS ACQUISITION	12 Months Ended
Dec. 31, 2025
Asset Acquisition [Abstract]
ASSETS ACQUISITION

3. ASSETS ACQUISITION

The Group did not make any material asset acquisitions during the year ended December 31, 2023 and 2024.

In April 2025, the Company entered into an agreement with a related party, which was controlled by the founder and the chief executive officer (“CEO”) of the Company Mr. Larry Xiangdong Chen, to acquire 100% of equity interest of Zhengzhou Weizhen Culture Technology Co., Ltd. (“Zhengzhou Weizhen”) for a consideration of RMB166,000. The underlying assets of Zhengzhou Weizhen is an office building. The Company utilizes the building as a campus premise. As of December 31, 2025, the total acquisition consideration to the transferor has been fully paid.

In November 2025, the Company entered into an agreement with a related party, which was controlled by Mr. Larry Xiangdong Chen to acquire 100% of equity interest of Zhengzhou You’ai Culture Technology Co., Ltd. (“Zhengzhou You’ai”) for a consideration of RMB206,600. The underlying assets of Zhengzhou You’ai are four buildings under construction, which were topped out in November 2025. The Company intends to utilize the buildings as a campus premise upon completion. As of December 31, 2025, the Group had a future obligation to the transferor related to the acquisition amounting to RMB181,736, which was disclosed as the amount due to related party in balance sheet.